Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Common stock, net of issuance costs		$ 37,000
Series A Preferred Stock, net of issuance costs		$ 96,000
Issuance of Common Warrants	$ 3,634,262
Issuance of Placement Agent Warrants	$ 508,797